Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)	$ (93)	$ 9	$ 13
Less Discontinued Operations
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)			42
Foreign
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)	(93)	9	13
Switzerland
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)	$ 0	$ 0	$ (42)